Profit appropriation and restricted net assets - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 49,262	¥ 342,951	¥ 413,143
Time deposits	20,698	144,093	162,688
Prepaid expenses and other current assets	35,941	250,215	242,499
Time deposits	16,291	113,415
Accrued expenses and other current liabilities	23,982	166,955	201,240
Taxes payable	3,111	21,661	16,917
Total current liabilities	347,403	2,418,552	1,885,627
Total liabilities	351,701	2,448,475	1,972,867
Ordinary shares	29	205	199
Treasury stock	863	6,011
Additional paid-in capital	162,038	1,128,079	1,107,019
Accumulated other comprehensive income (loss)	4,307	29,971	24,615
Accumulated deficit	(315,853)	(2,198,902)	(2,094,482)
Total shareholders' deficit	(150,342)	(1,046,658)	(962,649)	¥ (668,391)	¥ (99,183)
Total liabilities and shareholders' deficit	201,359	1,401,817	1,010,218
Condensed
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	1,001	6,967	13,000
Time deposits	7,002	48,748	162,688
Prepaid expenses and other current assets	480	3,343	5,808
Assets amounts due from intercompany entities	71,666	498,925	491,500
Current assets	80,149	557,983	672,996
Long-term investments in subsidiaries and VIE's	32,644	227,259	208,393
Time deposits	16,291	113,415
Noncurrent assets including intercompany	48,935	340,674	208,393
Total assets	129,084	898,657	881,389
Accrued expenses and other current liabilities	1,090	7,585	9,971
Amounts due to inter-company entities	1,986	13,828	13,754
Taxes payable	13	91
Total current liabilities	3,089	21,504	23,725
Total liabilities	3,089	21,504	23,725
Ordinary shares	29	205	199
Treasury stock	(863)	(6,011)
Additional paid-in capital	162,038	1,128,079	1,107,019
Accumulated other comprehensive income (loss)	8,714	60,666	49,105
Accumulated deficit	(43,923)	(305,786)	(298,659)
Total shareholders' deficit	125,995	877,153	857,664
Total liabilities and shareholders' deficit	$ 129,084	¥ 898,657	¥ 881,389